UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.5% †
Aerospace & Defense – 1.6%
General Dynamics Corp.	115,001	$23,543,005
Hexcel Corp.	223,163	14,963,079
Raytheon Co.	161,862	33,450,401
The Boeing Co.	49,592	18,443,265
		90,399,750
Air Freight & Logistics – 0.5%
FedEx Corp.	54,541	13,132,927
United Parcel Service Inc., Class B	149,426	17,445,486
		30,578,413
Airlines – 0.3%
Alaska Air Group Inc.	142,271	9,796,781
JetBlue Airways Corp.	300,484	5,817,370	(a	)
		15,614,151
Application Software – 1.7%
Adobe Systems Inc.	80,098	21,622,455	(a	)
Intuit Inc.	85,258	19,387,670
salesforce.com Inc.	346,170	55,051,415	(a	)
		96,061,540
Asset Management & Custody Banks – 0.4%
BlackRock Inc.	46,591	21,959,736
Auto Parts & Equipment – 0.3%
Aptiv PLC	215,847	18,109,563
Automotive Retail – 0.4%
AutoZone Inc.	26,496	20,552,947	(a	)
Biotechnology – 4.4%
Alexion Pharmaceuticals Inc.	173,816	24,162,162	(a	)
Biogen Inc.	250,982	88,674,451	(a	)
Gilead Sciences Inc.	1,225,229	94,599,931
Vertex Pharmaceuticals Inc.	200,542	38,652,465	(a	)
		246,089,009
Building Products – 0.3%
Allegion PLC	195,828	17,736,142
Cable & Satellite – 1.9%
Charter Communications Inc., Class A	214,584	69,928,634	(a	)
Comcast Corp., Class A	1,040,329	36,838,050
		106,766,684
Communications Equipment – 0.7%
Cisco Systems Inc.	786,519	38,264,149
Construction Materials – 0.1%
Vulcan Materials Co.	33,756	3,753,667
Consumer Finance – 0.4%
American Express Co.	233,898	24,907,798
Data Processing & Outsourced Services – 4.0%
Mastercard Inc., Class A	149,060	33,182,246
Visa Inc., Class A	1,289,274	193,507,135
		226,689,381
Diversified Banks – 4.6%
Bank of America Corp.	2,107,031	62,073,133
JPMorgan Chase & Co.	1,603,977	180,992,765
U.S. Bancorp	306,482	16,185,314
		259,251,212
Diversified Chemicals – 0.7%
DowDuPont Inc.	582,062	37,432,407
Electric Utilities – 1.4%
American Electric Power Company Inc.	173,039	12,265,004
Duke Energy Corp.	53,151	4,253,143
Edison International	97,300	6,585,264
Exelon Corp.	431,105	18,822,044
NextEra Energy Inc.	169,918	28,478,257
PG&E Corp.	144,088	6,629,489
		77,033,201
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	270,075	20,682,344
Rockwell Automation Inc.	43,325	8,124,304
		28,806,648
Electronic Components – 1.2%
Corning Inc.	1,912,066	67,495,930

	Number of Shares	Fair Value
Environmental & Facilities Services – 0.2%
Republic Services Inc.	129,012	$9,374,012
Fertilizers & Agricultural Chemicals – 0.2%
The Mosaic Co.	284,924	9,254,332
Financial Exchanges & Data – 1.8%
CME Group Inc.	396,082	67,417,117
S&P Global Inc.	173,400	33,880,626
		101,297,743
Footwear – 0.7%
NIKE Inc., Class B	465,936	39,474,098
General Merchandise Stores – 0.3%
Dollar Tree Inc.	194,797	15,885,695	(a	)
Gold – 0.1%
Newmont Mining Corp.	128,891	3,892,508
Healthcare Distributors – 0.3%
Henry Schein Inc.	227,553	19,348,832	(a	)
Healthcare Equipment – 1.8%
Boston Scientific Corp.	1,492,700	57,468,950	(a	)
Hologic Inc.	257,158	10,538,335	(a	)
Medtronic PLC	322,676	31,741,638
		99,748,923
Healthcare Services – 0.3%
DaVita Inc.	241,563	17,303,158	(a	)
Healthcare Supplies – 0.4%
The Cooper Companies Inc.	76,004	21,064,509
Home Improvement Retail – 0.7%
The Home Depot Inc.	199,259	41,276,502
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	124,064	16,380,170
Household Products – 0.8%
The Procter & Gamble Co.	531,810	44,262,546
Hypermarkets & Super Centers – 0.3%
Walmart Inc.	173,458	16,289,441
Independent Power Producers & Energy Traders – 0.1%
NRG Energy Inc.	99,502	3,721,375
Industrial Conglomerates – 1.1%
Honeywell International Inc.	233,058	38,780,851
Roper Technologies Inc.	85,995	25,472,579
		64,253,430
Industrial Gases – 0.4%
Air Products & Chemicals Inc.	123,844	20,688,140
Industrial Machinery – 2.4%
Ingersoll-Rand PLC	680,973	69,663,538
Xylem Inc.	838,207	66,947,593
		136,611,131
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	190,741	15,778,096
Integrated Oil & Gas – 2.6%
Chevron Corp.	750,440	91,763,803
Exxon Mobil Corp.	662,271	56,306,281
		148,070,084
Integrated Telecommunication Services – 0.7%
AT&T Inc.	362,888	12,185,779
Verizon Communications Inc.	466,328	24,897,252
		37,083,031
Interactive Home Entertainment – 0.5%
Activision Blizzard Inc.	188,687	15,696,872
Electronic Arts Inc.	95,707	11,531,736	(a	)
		27,228,608
Interactive Media & Services – 5.9%
Alphabet Inc., Class A	125,210	151,138,487	(a	)
Alphabet Inc., Class C	69,172	82,554,707	(a	)
Facebook Inc., Class A	577,923	95,045,216	(a	)
		328,738,410
Internet & Direct Marketing Retail – 4.7%
Amazon.com Inc.	112,502	225,341,506	(a	)
Booking Holdings Inc.	19,707	39,098,688	(a	)
		264,440,194
Investment Banking & Brokerage – 1.2%
The Charles Schwab Corp.	1,317,918	64,775,670

GE RSP U.S. Equity Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	103,734	$17,655,527
International Business Machines Corp.	147,782	22,346,116
		40,001,643
Life & Health Insurance – 0.3%
Prudential Financial Inc.	163,498	16,565,617
Life Sciences Tools & Services – 0.5%
IQVIA Holdings Inc.	183,674	23,829,865	(a	)
Thermo Fisher Scientific Inc.	26,708	6,518,888
		30,348,753
Managed Healthcare – 2.0%
Cigna Corp.	119,357	24,856,095
Humana Inc.	64,970	21,993,645
UnitedHealth Group Inc.	249,878	66,477,543
		113,327,283
Movies & Entertainment – 2.3%
Netflix Inc.	92,213	34,499,650	(a	)
The Walt Disney Co.	823,123	96,256,003
		130,755,653
Multi-Line Insurance – 0.3%
American International Group Inc.	156,906	8,353,675
The Hartford Financial Services Group Inc.	180,253	9,005,440
		17,359,115
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	309,603	66,289,098	(a	)
Multi-Utilities – 1.0%
Dominion Energy Inc.	119,722	8,414,062
Sempra Energy	427,772	48,659,065
		57,073,127
Oil & Gas Equipment & Services – 1.4%
Schlumberger Ltd.	1,261,790	76,868,247
Oil & Gas Exploration & Production – 1.9%
Concho Resources Inc.	113,029	17,265,180	(a	)
ConocoPhillips	276,099	21,370,063
Diamondback Energy Inc.	410,339	55,473,729
EOG Resources Inc.	94,318	12,032,147
		106,141,119
Oil & Gas Refining & Marketing – 0.3%
Valero Energy Corp.	164,067	18,662,621
Packaged Foods & Meats – 2.0%
Mondelez International Inc., Class A	2,309,905	99,233,519
The Kraft Heinz Co.	261,326	14,401,676
		113,635,195
Pharmaceuticals – 4.8%
Allergan PLC	462,468	88,090,905
Elanco Animal Health Inc.	114,975	4,011,478	(a	)
Johnson & Johnson	578,153	79,883,400
Mylan N.V.	1,018,892	37,291,447	(a	)
Pfizer Inc.	1,376,855	60,678,000
		269,955,230

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
†	Percentages are based on net assets as of September 30, 2018.

Abbreviations:

REIT	Real Estate Investment Trust

	Number of Shares	Fair Value
Property & Casualty Insurance – 0.8%
Chubb Ltd.	341,174	$45,594,493
Railroads – 0.6%
Union Pacific Corp.	193,564	31,518,026
Regional Banks – 1.5%
First Republic Bank	858,018	82,369,728
Restaurants – 0.9%
McDonald’s Corp.	286,721	47,965,556
Semiconductor Equipment – 1.9%
Applied Materials Inc.	2,440,362	94,319,991
Lam Research Corp.	63,811	9,680,129
		104,000,120
Semiconductors – 2.7%
Broadcom Inc.	377,069	93,034,234
Intel Corp.	453,119	21,427,998
NVIDIA Corp.	122,318	34,373,804
		148,836,036
Soft Drinks – 2.2%
PepsiCo Inc.	1,130,332	126,371,118
Specialized REITs – 0.6%
American Tower Corp.	240,187	34,899,171
Specialty Chemicals – 0.9%
Albemarle Corp.	384,171	38,332,582
PPG Industries Inc.	124,861	13,626,081
		51,958,663
Specialty Stores – 0.5%
Ulta Salon Cosmetics & Fragrance Inc.	96,673	27,273,387	(a	)
Steel – 0.1%
Steel Dynamics Inc.	69,843	3,156,205
Systems Software – 5.5%
Microsoft Corp.	2,173,419	248,573,931
Oracle Corp.	807,850	41,652,746
Proofpoint Inc.	75,543	8,032,487	(a	)
ServiceNow Inc.	66,135	12,937,990	(a	)
		311,197,154
Technology Hardware, Storage & Peripherals – 4.1%
Apple Inc.	1,015,653	229,273,508
Tobacco – 0.5%
Philip Morris International Inc.	373,612	30,464,323
Trading Companies & Distributors – 1.3%
United Rentals Inc.	430,132	70,369,595	(a	)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	158,971	11,156,585	(a	)
Total Common Stock (Cost $3,995,603,325)		5,407,129,335
Total Investments (Cost $3,995,603,325)		5,407,129,335
Other Assets and Liabilities, net – 3.5%		195,832,175

NET ASSETS – 100.0%		$5,602,961,510

GE RSP U.S. Equity Fund Schedule of Investments	September 30, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,407,129,335	$—	$—	$5,407,129,335

	Total Investments in Securities	$5,407,129,335	$—	$—	$5,407,129,335

Affiliate Table
	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Corporation (Time Deposit)	172,823,564	$172,823,564	$18,007,908,066	$18,180,731,630	$—	$—	—	$—	$192,259

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2018.

Income Taxes

As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP U.S. Equity Fund	$4,010,923,512	$1,471,855,770	$(75,649,947)	$1,396,205,823

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 26, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial Officer)

Date:	November 26, 2018